CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 5,563,332	$ 444,087
Prepaid and other current assets	416,439
Total current assets	5,979,771	444,087
Deferred offering costs		204,779
Total assets	5,979,771	648,866
Current liabilities
Accounts payable	2,688,533	736,251
Accounts payable - related party	132,000	750
Accrued expenses	614,450	680,026
Notes payable - fair value	156,486
SAFE liability		4,824,217
Warrant liability	0	4,516,485
Total current liabilities	3,591,469	10,757,729
Total liabilities	3,591,469	10,757,729
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock		270
Common stock, par value $0.0001; 200,000,000 shares authorized at September 30, 2022 and 20,000,000 shares authorized at December 31, 2021; 11,779,475 and 6,913,492 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	1,178	691
Additional paid-in capital	30,906,477	8,828,425
Accumulated deficit	(28,519,368)	(18,938,249)
Total stockholders' equity (deficit)	2,388,302	(10,108,863)
Total liabilities, and stockholders' equity (deficit)	5,979,771	648,866
Series Seed
Stockholders' Equity (Deficit)
Preferred stock		270
Series X Preferred Stock
Stockholders' Equity (Deficit)
Preferred stock	$ 15